Distribution Date:	07/17/25	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C5
Revision - July 2025
The Master Servicer received an updated Appraisal Reduction Amount which increases the current ASER amount by 8,625.24.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: CSAIL 2016-C5 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	254,115,717.70	22,821,108.00	795,530.43	0.00	0.00	23,616,638.43	231,294,609.70	54.15%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	67,891,000.00	0.00	226,874.75	0.00	0.00	226,874.75	67,891,000.00	40.69%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	0.00	191,548.24	0.00	0.00	191,548.24	51,503,000.00	30.47%	17.25%
C	12636LBE9	4.611942%	42,139,000.00	42,139,000.00	0.00	161,952.19	0.00	0.00	161,952.19	42,139,000.00	22.12%	12.75%
D	12636LAG5	3.611942%	46,821,000.00	46,821,000.00	0.00	140,928.95	0.00	0.00	140,928.95	46,821,000.00	12.84%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	58,622.54	0.00	0.00	58,622.54	23,410,000.00	8.20%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	23,451.52	0.00	0.00	23,451.52	9,365,000.00	6.34%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	31,982,504.06	0.00	25,003.68	0.00	0.00	25,003.68	31,982,504.06	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	527,227,221.76	22,821,108.00	1,623,912.30	0.00	0.00	24,445,020.30	504,406,113.76

X-A	12636LBA7	0.801816%	723,385,000.00	322,006,717.70	0.00	215,158.43	0.00	0.00	215,158.43	299,185,609.70
X-B	12636LBB5	0.148942%	51,503,000.00	51,503,000.00	0.00	6,392.47	0.00	0.00	6,392.47	51,503,000.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.606942%	23,410,000.00	23,410,000.00	0.00	31,348.76	0.00	0.00	31,348.76	23,410,000.00
X-F	12636LAC4	1.606942%	9,365,000.00	9,365,000.00	0.00	12,540.84	0.00	0.00	12,540.84	9,365,000.00
X-NR	12636LAE0	1.606942%	39,797,933.00	31,982,504.06	0.00	42,828.36	0.00	0.00	42,828.36	31,982,504.06
Notional SubTotal			894,281,933.00	485,088,221.76	0.00	347,286.36	0.00	0.00	347,286.36	462,267,113.76

Deal Distribution Total					22,821,108.00	1,971,198.66	0.00	0.00	24,792,306.66

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12636LAY6	950.15000187	85.32914062	2.97452376	0.00000000	0.00000000	0.00000000	0.00000000	88.30366438	864.82086125
A-SB	12636LAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12636LBC3	1,000.00000000	0.00000000	3.34175001	0.00000000	0.00000000	0.00000000	0.00000000	3.34175001	1,000.00000000
B	12636LBD1	1,000.00000000	0.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	3.71916665	1,000.00000000
C	12636LBE9	1,000.00000000	0.00000000	3.84328508	0.00000000	0.00000000	0.00000000	0.00000000	3.84328508	1,000.00000000
D	12636LAG5	1,000.00000000	0.00000000	3.00995173	0.00000000	0.00000000	0.00000000	0.00000000	3.00995173	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	2.50416660	0.00000000	0.00000000	0.00000000	0.00000000	2.50416660	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	2.50416658	0.00000000	0.00000000	0.00000000	0.00000000	2.50416658	1,000.00000000
NR	12636LAQ3	803.62223988	0.00000000	0.62826579	1.38413822	58.52307078	0.00000000	0.00000000	0.62826579	803.62223988
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	445.13878184	0.00000000	0.29743281	0.00000000	0.00000000	0.00000000	0.00000000	0.29743281	413.59111635
X-B	12636LBB5	1,000.00000000	0.00000000	0.12411840	0.00000000	0.00000000	0.00000000	0.00000000	0.12411840	1,000.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.33911833	0.00000000	0.00000000	0.00000000	0.00000000	1.33911833	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.33911799	0.00000000	0.00000000	0.00000000	0.00000000	1.33911799	1,000.00000000
X-NR	12636LAE0	803.62223988	0.00000000	1.07614534	0.00000000	0.00000000	0.00000000	0.00000000	1.07614534	803.62223988

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/25 - 06/30/25	30	0.00	795,530.43	0.00	795,530.43	0.00	0.00	0.00	795,530.43	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/25 - 06/30/25	30	0.00	215,158.43	0.00	215,158.43	0.00	0.00	0.00	215,158.43	0.00
X-B	06/01/25 - 06/30/25	30	0.00	6,392.47	0.00	6,392.47	0.00	0.00	0.00	6,392.47	0.00
X-D	06/01/25 - 06/30/25	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	06/01/25 - 06/30/25	30	0.00	31,348.76	0.00	31,348.76	0.00	0.00	0.00	31,348.76	0.00
X-F	06/01/25 - 06/30/25	30	0.00	12,540.84	0.00	12,540.84	0.00	0.00	0.00	12,540.84	0.00
X-NR	06/01/25 - 06/30/25	30	0.00	42,828.36	0.00	42,828.36	0.00	0.00	0.00	42,828.36	0.00
A-S	06/01/25 - 06/30/25	30	0.00	226,874.75	0.00	226,874.75	0.00	0.00	0.00	226,874.75	0.00
B	06/01/25 - 06/30/25	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	06/01/25 - 06/30/25	30	0.00	161,952.19	0.00	161,952.19	0.00	0.00	0.00	161,952.19	0.00
D	06/01/25 - 06/30/25	30	0.00	140,928.95	0.00	140,928.95	0.00	0.00	0.00	140,928.95	0.00
E	06/01/25 - 06/30/25	30	0.00	58,622.54	0.00	58,622.54	0.00	0.00	0.00	58,622.54	0.00
F	06/01/25 - 06/30/25	30	0.00	23,451.52	0.00	23,451.52	0.00	0.00	0.00	23,451.52	0.00
NR	06/01/25 - 06/30/25	30	2,268,331.13	80,089.52	0.00	80,089.52	55,085.84	0.00	0.00	25,003.68	2,329,097.25
Totals			2,268,331.13	2,026,284.50	0.00	2,026,284.50	55,085.84	0.00	0.00	1,971,198.66	2,329,097.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	24,792,306.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,033,054.49	Master Servicing Fee	2,648.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,767.94
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	219.68
ARD Interest	0.00	Operating Advisor Fee	768.87
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	364.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,033,054.49	Total Fees	6,770.00

Principal		Expenses/Reimbursements
Scheduled Principal	765,137.64	Reimbursement for Interest on Advances	17,237.37
Unscheduled Principal Collections		ASER Amount	20,899.11
Principal Prepayments	22,055,970.36	Special Servicing Fees (Monthly)	14,851.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,098.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,821,108.00	Total Expenses/Reimbursements	55,085.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,971,198.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,821,108.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	24,792,306.66
Total Funds Collected	24,854,162.49	Total Funds Distributed	24,854,162.50

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	527,227,221.76	527,227,221.76	Beginning Certificate Balance	527,227,221.76
(-) Scheduled Principal Collections	765,137.64	765,137.64	(-) Principal Distributions	22,821,108.00
(-) Unscheduled Principal Collections	22,055,970.36	22,055,970.36	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	504,406,113.76	504,406,113.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	527,698,720.29	527,698,720.29	Ending Certificate Balance	504,406,113.76
Ending Actual Collateral Balance	504,939,841.39	504,939,841.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP	Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP
4,999,999 or less	6	20,484,029.79	4.06%	3	4.8123	1.602521	1.2499 or less	6	105,986,608.98	21.01%	4	4.5214	1.100745
5,000,000 to 9,999,999	8	52,877,784.66	10.48%	3	4.8319	1.304523	1.2500 to 1.4999	10	109,990,500.48	21.81%	3	4.7871	1.386443
10,000,000 to 19,999,999	5	74,263,789.56	14.72%	3	4.7288	1.550307	1.5000 to 1.7499	3	107,653,805.98	21.34%	4	4.3519	1.708859
20,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.7500 to 1.9999	1	3,049,653.61	0.60%	2	4.7700	1.970000
25,000,000 to 49,999,999	2	56,677,310.49	11.24%	4	4.4307	2.179085	2.0000 to 2.2499	1	26,193,229.36	5.19%	3	4.1290	2.050000
50,000,000 or greater	3	196,173,739.86	38.89%	4	4.3807	1.484797	2.2500 to 2.4999	2	34,102,855.95	6.76%	4	4.6942	2.286817
Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445	2.5000 to 2.7499	0	0.00	0.00%	0	0.0000	0.000000
							2.7500 to 3.9999	1	13,500,000.00	2.68%	3	4.3500	3.030000
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	103,929,459.40	20.60%	4	4.9243	NAP
							Defeased	19	103,929,459.40	20.60%	4	4.9243	NAP
Arkansas	1	2,673,786.14	0.53%	3	4.5100	1.370000
							Industrial	2	95,761,433.37	18.98%	4	4.3150	1.663211
California	3	49,494,485.13	9.81%	3	4.6898	2.082562
							Lodging	5	56,382,395.14	11.18%	3	4.6159	1.537151
Florida	1	3,049,653.61	0.60%	2	4.7700	1.970000
							Mobile Home Park	2	9,287,028.48	1.84%	4	4.9009	1.753417
Georgia	1	5,564,495.66	1.10%	4	5.2800	1.080000
							Multi-Family	4	86,428,075.02	17.13%	4	4.3754	1.178389
Illinois	1	5,211,081.98	1.03%	4	4.9600	1.370000
							Office	7	81,295,127.45	16.12%	3	4.7422	1.436544
Indiana	2	31,861,483.02	6.32%	3	4.2857	1.939700
							Retail	9	71,322,594.88	14.14%	4	4.6703	2.115280
Louisiana	1	9,616,333.99	1.91%	4	4.7200	1.290000
							Totals	48	504,406,113.76	100.00%	4	4.6144	1.544445
Nevada	1	13,500,000.00	2.68%	3	4.3500	3.030000

New Jersey	1	19,498,739.51	3.87%	3	4.9900	1.020000

New York	1	87,000,000.00	17.25%	4	4.2800	1.730000

Ohio	7	26,009,469.75	5.16%	3	4.8236	1.222486

Pennsylvania	2	56,935,916.66	11.29%	3	4.7071	1.417560

Tennessee	1	11,643,662.46	2.31%	3	4.5980	0.850000

Texas	2	8,123,537.25	1.61%	4	4.9020	1.390336

Virginia	2	5,125,930.61	1.02%	3	4.9600	1.380000

Washington, DC	1	57,500,000.00	11.40%	4	4.2280	1.190000

Wisconsin	1	7,668,078.57	1.52%	3	4.7100	1.450000

Totals	48	504,406,113.76	100.00%	4	4.6144	1.544445

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP	Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	2	83,693,229.36	16.59%	4	4.1970	1.459152	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	100,500,000.00	19.92%	4	4.2894	1.904627	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	146,793,696.32	29.10%	3	4.6873	1.564310	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	7	54,126,872.53	10.73%	3	4.9295	1.267675	49 months or greater	24	400,476,654.36	79.40%	3	4.5340	1.577423
	5.0000% or greater	3	15,362,856.15	3.05%	4	5.1105	1.297852	Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445
	Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP	Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP
	60 months or less	24	400,476,654.36	79.40%	3	4.5340	1.577423	Interest Only	3	158,000,000.00	31.32%	4	4.2671	1.644557
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	21	242,476,654.36	48.07%	3	4.7079	1.533677
	Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	103,929,459.40	20.60%	4	4.9243	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	323,739,679.32	64.18%	4	4.4640	1.647865
	13 months to 24 months	3	76,736,975.04	15.21%	3	4.8292	1.280238
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	504,406,113.76	100.00%	4	4.6144	1.544445
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.280%	310,300.00	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	07/06/25
4	10104323	1	MF	Washington	DC	Actual/360	4.228%	202,591.67	0.00	0.00	N/A	11/06/25	--	57,500,000.00	57,500,000.00	07/06/25
5	10104324	1	OF	Philadelphia	PA	Actual/360	4.720%	203,594.27	87,516.47	0.00	N/A	10/06/25	--	51,761,256.33	51,673,739.86	07/06/25
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.690%	119,343.65	51,608.54	0.00	N/A	11/06/25	--	30,535,689.67	30,484,081.13	07/06/25
7	10101709	1	LO	Indianapolis	IN	Actual/360	4.129%	90,316.29	55,148.36	0.00	N/A	10/06/25	--	26,248,377.72	26,193,229.36	07/06/25
9	10104326	1	Various Various		Various	Actual/360	5.050%	74,915.25	62,296.98	0.00	N/A	11/06/25	--	17,801,644.56	17,739,347.58	07/06/25
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.990%	81,190.59	26,051.54	0.00	N/A	10/06/25	--	19,524,791.05	19,498,739.51	09/06/22
13	10102454	1	MF	Tampa	FL	Actual/360	4.850%	67,477.02	31,465.20	0.00	N/A	11/06/25	--	16,695,344.22	16,663,879.02	07/06/25
14	10104329	1	MF	Raeford	NC	Actual/360	4.870%	60,490.96	34,711.90	0.00	N/A	11/06/25	--	14,905,368.99	14,870,657.09	07/06/25
15	10104330	1	OF	Torrance	CA	Actual/360	4.680%	60,153.98	32,467.13	0.00	N/A	08/06/25	--	15,424,096.31	15,391,629.18	06/06/25
16	10104331	1	OF	Worthington	OH	Actual/360	4.890%	58,122.06	33,323.48	0.00	N/A	10/06/25	--	14,263,081.89	14,229,758.41	07/06/25
19	10104333	1	MH	Various	Various	Actual/360	5.000%	49,783.61	11,948,065.90	0.00	N/A	10/06/25	--	11,948,065.90	0.00	07/06/25
20	10104334	1	MF	Nashville	TN	Actual/360	4.598%	44,723.11	28,311.68	0.00	N/A	10/06/25	--	11,671,974.14	11,643,662.46	07/06/25
22	10104336	1	RT	Las Vegas	NV	Actual/360	4.350%	48,937.50	0.00	0.00	N/A	10/06/25	--	13,500,000.00	13,500,000.00	07/06/25
25	10104338	1	MH	Various	Various	Actual/360	4.890%	39,454.82	22,489.59	0.00	N/A	11/06/25	--	9,682,164.02	9,659,674.43	07/06/25
27	10104340	1	MF	Broussard	LA	Actual/360	4.720%	37,897.04	18,505.67	0.00	N/A	11/06/25	--	9,634,839.66	9,616,333.99	07/06/25
28	10104341	1	IN	Westerville	OH	Actual/360	4.662%	34,120.26	21,129.86	0.00	N/A	10/06/25	--	8,782,563.23	8,761,433.37	07/06/25
30	10101980	1	MF	Waupaca	WI	Actual/360	4.710%	30,169.35	18,379.50	0.00	N/A	10/06/25	--	7,686,458.07	7,668,078.57	07/06/25
32	10101983	1	RT	Red Lion	PA	Actual/360	4.910%	27,139.81	15,366.97	0.00	N/A	11/06/25	--	6,632,947.35	6,617,580.38	07/06/25
33	10104343	1	MF	El Paso	TX	Actual/360	4.550%	25,497.01	13,237.19	0.00	N/A	11/06/25	--	6,724,487.40	6,711,250.21	07/06/25
34	10104344	1	MF	Houston	TX	Actual/360	5.400%	26,511.71	12,795.45	0.00	N/A	11/06/25	--	5,891,491.43	5,878,695.98	07/06/25
36	10104345	1	LO	Atlanta	GA	Actual/360	5.280%	24,537.93	12,307.28	0.00	N/A	11/06/25	--	5,576,802.95	5,564,495.67	07/06/25
37	10102420	1	MH	Indianapolis	IN	Actual/360	5.010%	23,711.81	11,221.33	0.00	N/A	11/06/25	--	5,679,474.99	5,668,253.66	07/06/25
38	10104346	1	LO	Stony Creek	VA	Actual/360	4.960%	21,236.35	11,895.19	0.00	N/A	10/06/25	--	5,137,825.81	5,125,930.62	07/06/25
39	10101846	1	MF	Clemson	SC	Actual/360	4.660%	22,017.73	9,627.56	0.00	N/A	11/06/25	--	5,669,802.00	5,660,174.44	07/06/25
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.960%	21,579.16	9,682.05	0.00	N/A	11/06/25	--	5,220,764.03	5,211,081.98	07/06/25
41	10104348	1	OF	Shaker Heights	OH	Actual/360	5.080%	18,789.51	10,057.16	0.00	N/A	11/06/25	--	4,438,467.00	4,428,409.84	07/06/25
42	10104349	1	RT	Philadelphia	PA	Actual/360	4.580%	20,087.86	1,018.98	0.00	N/A	10/06/25	--	5,263,195.78	5,262,176.80	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	10104351	1	MH	Las Vegas	NV	Actual/360	4.668%	16,786.73	4,315,355.87	0.00	N/A	10/06/25	--	4,315,355.87	0.00	07/06/25
45	10104352	1	RT	Las Vegas	NV	Actual/360	4.970%	17,955.02	4,335,216.96	0.00	N/A	10/06/25	--	4,335,216.96	0.00	07/06/25
47	10104354	1	RT	Frisco	TX	Actual/360	4.780%	15,937.51	7,618.06	0.00	N/A	11/06/25	--	4,001,048.49	3,993,430.43	07/06/25
48	10104355	1	RT	Houston	TX	Actual/360	5.020%	17,305.38	6,637.60	0.00	N/A	11/06/25	--	4,136,744.42	4,130,106.82	07/06/25
49	10104356	1	MH	Fullerton	CA	Actual/360	4.730%	14,297.91	8,601.56	0.00	N/A	11/06/25	--	3,627,376.38	3,618,774.82	07/06/25
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.850%	12,726.47	11,230.31	0.00	N/A	11/06/25	--	3,148,816.51	3,137,586.20	07/06/25
51	10104358	1	RT	Houma	LA	Actual/360	5.110%	14,918.38	6,824.20	0.00	N/A	11/06/25	--	3,503,338.07	3,496,513.87	07/06/25
52	10104359	1	LO	Lumberton	NC	Actual/360	5.500%	14,189.21	10,374.29	0.00	N/A	11/06/25	--	3,095,828.34	3,085,454.05	07/06/25
53	10104360	1	RT	New Lebanon	OH	Actual/360	4.980%	12,566.68	9,836.85	0.00	N/A	10/06/25	--	3,028,114.82	3,018,277.97	07/06/25
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.794%	13,324.05	6,337.30	0.00	N/A	11/06/25	--	3,335,182.27	3,328,844.97	07/06/25
55	10104362	1	RT	Miami	FL	Actual/360	4.770%	12,145.80	5,892.65	0.00	N/A	09/06/25	--	3,055,546.26	3,049,653.61	07/06/25
57	10104364	1	MH	Plover	WI	Actual/360	4.550%	10,077.78	6,485.89	0.00	N/A	10/06/25	--	2,657,877.23	2,651,391.34	07/06/25
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.510%	10,071.18	5,908.13	0.00	N/A	10/06/25	--	2,679,694.27	2,673,786.14	07/06/25
59	10104366	1	MH	Woodland	WA	Actual/360	4.830%	6,062.08	1,506,107.37	0.00	N/A	10/06/25	--	1,506,107.37	0.00	07/06/25
Totals								2,033,054.49	22,821,108.00	0.00				527,227,221.76	504,406,113.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	9,927,748.56	9,809,765.84	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	3,574,463.84	3,049,560.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,351,898.77	2,682,398.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,978,086.53	4,904,351.40	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,976,688.48	4,248,389.37	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	2,803,359.00	3,841,529.00	01/01/23	09/30/23	07/11/25	7,302,251.22	588,645.85	86,109.05	2,755,400.30	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1	1,719,025.49	1,812,374.54	01/01/24	12/31/24	--	0.00	0.00	92,556.84	92,556.84	0.00	0.00
16	1	1,284,921.85	1,735,373.11	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	651,763.73	756,486.18	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,988,325.81	1,862,650.03	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1	870,362.80	895,837.48	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	766,642.11	784,095.34	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	866,699.07	874,852.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	699,266.09	567,537.48	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	589,015.04	611,318.19	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	955,877.70	651,276.55	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1	564,111.40	534,006.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1	328,780.92	404,379.25	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	476,112.01	403,953.46	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	208,484.03	431,197.18	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	595,271.42	622,227.51	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	391,068.61	275,210.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	418,344.27	438,084.78	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	323,073.02	275,897.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		43,309,390.55	42,472,752.96				7,302,251.22	588,645.85	178,665.89	2,847,957.14	0.00	0.00

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			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	10104333	1	11,920,547.20	Payoff Prior to Maturity	0.00	0.00
44	10104351	1	4,306,306.79	Payoff Prior to Maturity	0.00	0.00
45	10104352	1	4,326,555.18	Payoff Prior to Maturity	0.00	0.00
59	10104366	1	1,502,561.19	Payoff Prior to Maturity	0.00	0.00
Totals			22,055,970.36		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	1	19,498,739.51	1	19,498,739.51	0	0.00	0		0.00	0	0.00	4	22,055,970.36	4.614397%	4.598944%	4
06/17/25	0	0.00	0	0.00	1	19,524,791.05	1	19,524,791.05	0	0.00	0		0.00	0	0.00	2	28,446,708.45	4.627351%	4.611942%	5
05/16/25	0	0.00	0	0.00	1	19,548,036.35	1	19,548,036.35	0	0.00	0		0.00	0	0.00	0	0.00	4.639337%	4.623980%	5
04/17/25	0	0.00	0	0.00	1	19,573,883.75	1	19,573,883.75	0	0.00	0		0.00	0	0.00	0	0.00	4.639571%	4.624213%	6
03/17/25	0	0.00	0	0.00	1	19,596,919.01	1	19,596,919.01	0	0.00	0		0.00	0	0.00	1	6,775,101.95	4.639788%	4.624430%	7
02/18/25	0	0.00	0	0.00	1	19,627,982.76	1	19,627,982.76	0	0.00	0		0.00	0	0.00	0	0.00	4.643054%	4.627707%	8
01/17/25	0	0.00	0	0.00	1	19,650,786.55	1	19,650,786.55	0	0.00	0		0.00	0	0.00	1	18,568,681.70	4.643272%	4.627924%	9
12/17/24	0	0.00	0	0.00	1	19,673,492.77	1	19,673,492.77	0	0.00	0		0.00	0	0.00	0	0.00	4.642234%	4.626915%	10
11/18/24	0	0.00	0	0.00	1	19,698,820.64	1	19,698,820.64	0	0.00	0		0.00	0	0.00	0	0.00	4.642455%	4.627136%	11
10/18/24	0	0.00	0	0.00	1	19,721,321.35	1	19,721,321.35	0	0.00	0		0.00	0	0.00	0	0.00	4.642660%	4.627340%	12
09/17/24	0	0.00	0	0.00	1	19,746,451.15	1	19,746,451.15	1	0.00	0		0.00	0	0.00	1	9,668,093.68	4.642878%	4.627557%	13
08/16/24	0	0.00	1	5,270,542.23	2	31,319,083.39	1	19,768,748.07	1	11,550,335.32	0		0.00	0	0.00	0	0.00	4.655519%	4.640216%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	10104328	09/06/22	33	6	86,109.05	2,755,400.30	0.00	20,000,000.00	01/06/21	13		03/29/21
15	10104330	06/06/25	0	B	92,556.84	92,556.84	0.00	15,424,096.31
Totals					178,665.89	2,847,957.14	0.00	35,424,096.31
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		417,406,114	397,907,374		0	19,498,740
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		87,000,000	87,000,000		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	504,406,114	484,907,374	0	0	19,498,740	0
Jun-25	527,227,222	507,702,431	0	0	19,524,791	0
May-25	556,432,233	536,884,196	0	0	19,548,036	0
Apr-25	557,240,283	537,666,399	0	0	19,573,884	0
Mar-25	557,992,136	538,395,217	0	0	19,596,919	0
Feb-25	565,701,436	546,073,454	0	0	19,627,983	0
Jan-25	566,469,758	546,818,971	0	0	19,650,787	0
Dec-24	585,844,702	566,171,209	0	0	19,673,493	0
Nov-24	586,704,348	567,005,528	0	0	19,698,821	0
Oct-24	587,503,764	567,782,442	0	0	19,721,321	0
Sep-24	588,356,810	568,610,359	0	0	19,746,451	0
Aug-24	600,699,768	564,110,142	0	5,270,542	19,768,748	11,550,335
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10104324	51,673,739.86	51,673,739.86	77,800,000.00	07/08/15	2,452,193.35	1.40000	06/30/24	10/06/25	246
12	10104328	19,498,739.51	20,000,000.00	70,900,000.00	04/02/25	3,107,388.00	1.02000	09/30/23	10/06/25	246
Totals		71,172,479.37	71,673,739.86	148,700,000.00		5,559,581.35

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	10104324	OF	PA	10/10/24	11
"	7/11/2025	The Loan transferred to Special Servicing on 10/10/2024 due to a loss of the largest tenant in the subject collateral. The Borrower continues to perform under the terms of the Loan and is pursuing opportunities to increase occupancy at the Property. Borrower signed PNL in 2/2025. Special Servicer engaged outside counsel and its evaluating its rights and remedies under the loan documents. The Loan is expected to pay off by maturity.
"

12	10104328	LO	NJ	01/06/21	13
"	7/11/2025	7/2/2025 - Loan was transferred to Special Servicing on 1/6/2021 for imminent default as the Borrower was past due for its 11/6/2020 payment. Sponsor would no longer support the hotel but cooperated with the appointment of a receiver. Consensual foreclosure action was filed on 03/30/2021. Receiver was appointed on 04/12/2021. The receiver listed the property for sale in 2022 and early 2023 but no acceptable bids were received. The property has been taken off the market but listed fo r sale again in June 2024. Property operations have improved significantly since the receiver took possession and cash flow is now sufficient to cover operating expenses and some debt service. Purchase/Sales
Agreement has been executed between the Recei verand the buyer and the sale has been approved by the court as well. We anticipate closing the sale / loan assumption during 3rd Qtr. 2025.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01625%	71,313,195.89 4.01625%		9	08/27/20	07/06/20	09/11/20
24	10101719	1	12,000,000.00	3.55000%	12,000,000.00 3.55000%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743	11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	6,186.76	11,461.88	0.01%
11	10101985	11/18/22	19,813,375.76	31,600,000.00	21,264,436.93	93,624.16	19,906,999.92	19,813,375.76	0.00	0.00	0.00	0.00	0.00%
17	10104332	03/17/22	16,468,597.06	14,500,000.00	14,033,273.11	3,893,129.57	14,033,273.11	10,140,143.54	6,328,453.52	0.00	329,600.57	5,998,852.95	35.70%
21	10104335	09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	0.00	0.00	0.00%
23	10104337	09/17/24	11,550,335.32	12,900,000.00	11,694,094.28	2,007,071.38	11,694,094.28	9,687,022.90	1,863,312.42	0.00	60,379.13	1,802,933.29	13.97%
24	10101719	06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
35	10101349	08/17/20	6,442,989.99	11,000,000.00	9,895,173.29	1,006,938.98	9,762,971.45	8,756,032.47	0.00	0.00	(239.69)	239.69	0.00%
46	10104353	09/16/22	4,569,128.67	8,900,000.00	8,458,858.74	1,978,575.12	7,560,518.86	5,581,943.74	0.00	0.00	(1,942.50)	1,942.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			154,835,687.98	127,000,000.00	163,922,223.09	11,533,637.98	161,534,244.36	150,000,606.38	8,209,414.58	0.00	393,984.27	7,815,430.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	10098743	04/17/24	0.00	0.00	11,461.88	0.00	0.00	(5,984.37)	0.00	0.00	11,461.88
		12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
11	10101985	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10104332	09/15/23	0.00	0.00	5,998,852.95	0.00	0.00	(14,060.97)	0.00	0.00	5,998,852.95
		07/17/23	0.00	0.00	6,012,913.92	0.00	0.00	18,003.87	0.00	0.00
		05/17/23	0.00	0.00	5,994,910.05	0.00	0.00	1,562.59	0.00	0.00
		08/17/22	0.00	0.00	5,993,347.46	0.00	0.00	(195,987.48)	0.00	0.00
		05/17/22	0.00	0.00	6,189,334.94	0.00	0.00	(139,118.58)	0.00	0.00
		03/17/22	0.00	0.00	6,328,453.52	0.00	0.00	6,328,453.52	0.00	0.00
21	10104335	03/15/24	0.00	0.00	0.00	0.00	0.00	(370.02)	0.00	0.00	0.00
		01/18/24	0.00	0.00	370.02	0.00	0.00	46.46	0.00	0.00
		11/18/22	0.00	0.00	323.56	0.00	0.00	323.56	0.00	0.00
		09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10104337	04/17/25	0.00	0.00	1,802,933.29	0.00	0.00	15,492.97	0.00	0.00	1,802,933.29
		02/18/25	0.00	0.00	1,787,440.32	0.00	0.00	(75,872.10)	0.00	0.00
		09/17/24	0.00	0.00	1,863,312.42	0.00	0.00	1,863,312.42	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	10101349	08/25/20	0.00	0.00	0.00	0.00	0.00	239.69	0.00	0.00	239.69
46	10104353	03/15/24	0.00	0.00	1,942.50	0.00	0.00	(1,397.50)	0.00	0.00	1,942.50
		01/18/24	0.00	0.00	3,340.00	0.00	0.00	1,397.50	0.00	0.00
		09/26/22	0.00	0.00	0.00	0.00	0.00	1,942.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	7,815,190.62	0.00	0.00	7,815,430.31	0.00	0.00	7,815,430.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	10,783.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	1,454.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,067.66	0.00	0.00	20,899.11	0.00	0.00	17,237.37	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	217.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	245.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	180.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,851.26	0.00	2,098.10	20,899.11	0.00	0.00	17,237.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		55,085.84

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Supplemental Notes
None

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